AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.2%
Information Technology – 33.8%
Communications Equipment – 3.3%
Arista Networks, Inc.(a)	2,175,741	$435,953,224
Motorola Solutions, Inc.	875,674	243,840,182

		679,793,406

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	953,903	76,836,887
Cognex Corp.	872,361	31,396,272

		108,233,159

IT Services – 0.0%
EPAM Systems, Inc.(a)	5,460	1,187,932

Semiconductors & Semiconductor Equipment – 8.2%
ASML Holding NV (REG)	241,032	144,332,372
Broadcom, Inc.	166,216	139,849,156
Entegris, Inc.	894,943	78,790,782
NVIDIA Corp.	2,288,056	933,069,237
QUALCOMM, Inc.	3,726,176	406,115,922

		1,702,157,469

Software – 21.8%
Adobe, Inc.(a)	736,391	391,804,195
Autodesk, Inc.(a)	584,129	115,441,414
Cadence Design Systems, Inc.(a)	674,754	161,839,747
Crowdstrike Holdings, Inc. - Class A(a)	854,436	151,038,652
Fortinet, Inc.(a)	8,614,743	492,504,857
Manhattan Associates, Inc.(a)	573,847	111,888,688
Microsoft Corp.	6,461,879	2,184,825,909
PTC, Inc.(a)	560,670	78,729,281
Roper Technologies, Inc.	783,376	382,734,012
ServiceNow, Inc.(a)	321,256	186,922,804
Synopsys, Inc.(a)	341,634	160,376,665
Tyler Technologies, Inc.(a)	325,514	121,384,171

		4,539,490,395

		7,030,862,361

Health Care – 23.0%
Biotechnology – 3.4%
Genmab A/S (Sponsored ADR)(a)	4,063,326	115,398,459
Vertex Pharmaceuticals, Inc.(a)	1,655,901	599,618,311

		715,016,770

Health Care Equipment & Supplies – 6.5%
Align Technology, Inc.(a)	358,160	66,112,754
Edwards Lifesciences Corp.(a)	5,364,454	341,823,009
IDEXX Laboratories, Inc.(a)	933,183	372,778,613
Intuitive Surgical, Inc.(a)	2,134,313	559,659,555

		1,340,373,931

Company	Shares	U.S. $ Value

Health Care Providers & Services – 5.6%
ABIOMED, Inc.(a) (b) (c)	294,487	$0
UnitedHealth Group, Inc.	2,173,688	1,164,140,346

		1,164,140,346

Health Care Technology – 1.8%
Veeva Systems, Inc. - Class A(a)	1,915,088	369,056,608

Life Sciences Tools & Services – 1.0%
Mettler-Toledo International, Inc.(a)	107,893	106,296,183
Waters Corp.(a)	434,911	103,739,321

		210,035,504

Pharmaceuticals – 4.7%
Eli Lilly & Co.	905,078	501,349,857
Zoetis, Inc.	3,033,687	476,288,859

		977,638,716

		4,776,261,875

Consumer Discretionary – 11.7%
Automobiles – 0.7%
Ferrari NV	471,177	142,125,830

Broadline Retail – 4.9%
Amazon.com, Inc.(a)	7,716,493	1,026,988,053

Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.(a)	138,987	269,940,552

Specialty Retail – 2.1%
Home Depot, Inc. (The)	1,037,251	295,294,987
Tractor Supply Co.	697,030	134,220,097

		429,515,084

Textiles, Apparel & Luxury Goods – 2.7%
Lululemon Athletica, Inc.(a)	827,238	325,501,608
NIKE, Inc. - Class B	2,402,656	246,920,957

		572,422,565

		2,440,992,084

Communication Services – 7.2%
Entertainment – 1.6%
Netflix, Inc.(a)	808,415	332,816,371

Interactive Media & Services – 5.6%
Alphabet, Inc. - Class C(a)	9,203,699	1,153,223,485

		1,486,039,856

Industrials – 6.6%
Building Products – 1.6%
Otis Worldwide Corp.	3,181,388	245,634,967
Trex Co., Inc.(a)	1,553,424	87,317,963

		332,952,930

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 2.2%
Copart, Inc.(a)	10,537,730	$458,602,010

Electrical Equipment – 0.6%
AMETEK, Inc.	856,466	120,564,719

Machinery – 0.3%
IDEX Corp.	370,259	70,871,275

Professional Services – 1.9%
Paycom Software, Inc.	948,579	232,373,398
Verisk Analytics, Inc.	709,253	161,255,762

		393,629,160

		1,376,620,094

Consumer Staples – 6.2%
Beverages – 3.2%
Monster Beverage Corp.(a)	12,897,134	659,043,547

Consumer Staples Distribution & Retail – 3.0%
Costco Wholesale Corp.	1,145,177	632,641,582

		1,291,685,129

Financials – 5.9%
Capital Markets – 1.0%
MSCI, Inc.	418,324	197,260,682

Financial Services – 4.9%
Visa, Inc. - Class A	4,341,665	1,020,725,442

		1,217,986,124

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	670,657	159,757,204

Total Common Stocks (cost $13,560,242,829)		19,780,204,727

SHORT-TERM INVESTMENTS – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(d) (e) (f) (cost $1,011,343,792)	1,011,343,792	1,011,343,792

Total Investments – 100.1% (cost $14,571,586,621)(g)		20,791,548,519
Other assets less liabilities – (0.1)%		(15,027,919)

Net Assets – 100.0%		$20,776,520,600

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of October 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,460,092,445 and gross unrealized depreciation of investments was $(240,130,547), resulting in net unrealized appreciation of $6,219,961,898.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Large Cap Growth Fund, Inc.

October 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$7,030,862,361	$—	$—		$7,030,862,361
Health Care	4,776,261,875	—	0	(a)	4,776,261,875
Consumer Discretionary	2,440,992,084	—	—		2,440,992,084
Communication Services	1,486,039,856	—	—		1,486,039,856
Industrials	1,376,620,094	—	—		1,376,620,094
Consumer Staples	1,291,685,129	—	—		1,291,685,129
Financials	1,217,986,124	—	—		1,217,986,124
Materials	159,757,204	—	—		159,757,204
Short-Term Investments	1,011,343,792	—	—		1,011,343,792

Total Investments in Securities	20,791,548,519	—	0	(a)	20,791,548,519
Other Financial Instruments(b)	—	—	—		—

Total	$20,791,548,519	$—	$0	(a)	$20,791,548,519

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2023 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,272,965	$981,880	$1,243,501	$1,011,344	$16,857